SUBSEQUENT EVENTS (Details Narrative) ¥ in Millions, $ in Millions	Apr. 11, 2024	Mar. 09, 2024	Oct. 02, 2023 shares	Jan. 16, 2023 USD ($)	Jun. 17, 2020	Jan. 16, 2023 CNY (¥)	Dec. 31, 2022
Subsequent Event [Line Items]
Reverse stock split, description	1-for-10	1-for10			1-for-3 shares
Subsequent Event [Member] | Employees and Consultants [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares in a private placement, shares			155,000
Subsequent Event [Member] | Chief Executive Officer [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares issued as compensation			10,000
Loan Agreement [Member]
Subsequent Event [Line Items]
Interest rate							3.95%
Loan Agreement [Member] | Shanghai Pudong Development Bank [Member]
Subsequent Event [Line Items]
Borrowings				$ 0.5		¥ 4
Interest rate				3.90%		3.90%
Debt maturity date				Jan. 21, 2025